Note 9 - Employee Benefits - Restricted Stock Activity (Details) - The 2017 Stock Incentive Plan [Member] - Restricted Stock [Member]	12 Months Ended
Oct. 31, 2018 $ / shares shares
Balance (in shares) | shares	836,958
Balance, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 3.66
Granted (in shares) | shares	498,083
Granted, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 2.52
Vested (in shares) | shares	(257,955)
Vested, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 3.68
Forfeited (in shares) | shares	(49,384)
Forfeited, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 3.73
Balance (in shares) | shares	1,027,702
Balance, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 3.13